Receivables and Other Assets - Summary of Other Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Advance payments	₩ 13,259	₩ 7,973
Prepaid expenses	89,110	83,626
Value added tax refundable	436,190	148,351
Emission rights		1,978
Right to recover returned goods	7,489
Other current assets	546,048	241,928
Non-current assets
Long-term prepaid expenses	₩ 381,983	₩ 394,759